Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

November 30, 2019

FOO-QTLY-0120
1.810694.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Beverages - 24.9%
Brewers - 2.0%
Anheuser-Busch InBev SA NV	143,100	$11,343,340
Beijing Yanjing Brewery Co. Ltd. (A Shares)	6,079,840	5,290,990
Boston Beer Co., Inc. Class A (a)	26,600	10,222,912
Budweiser Brewing Co. APAC Ltd. (a)(b)	1,050,300	3,743,309
		30,600,551
Distillers & Vintners - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	159,900	29,750,994
Kweichow Moutai Co. Ltd. (A Shares)	13,453	2,159,765
		31,910,759
Soft Drinks - 20.8%
Coca-Cola European Partners PLC	179,653	9,065,290
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	71,000	4,104,510
Coca-Cola HBC AG	108,800	3,628,938
Keurig Dr. Pepper, Inc. (c)	617,100	19,093,074
Monster Beverage Corp. (a)	1,220,002	72,980,520
PepsiCo, Inc.	503,400	68,376,822
The Coca-Cola Co.	2,667,018	142,418,761
		319,667,915

TOTAL BEVERAGES		382,179,225

Food & Staples Retailing - 11.2%
Food Distributors - 1.8%
Performance Food Group Co. (a)	292,800	13,779,168
U.S. Foods Holding Corp. (a)	363,316	14,449,077
		28,228,245
Food Retail - 2.3%
Kroger Co.	1,309,670	35,806,378
Hypermarkets & Super Centers - 7.1%
Costco Wholesale Corp.	130,600	39,155,186
Walmart, Inc.	584,300	69,584,287
		108,739,473

TOTAL FOOD & STAPLES RETAILING		172,774,096

Food Products - 17.6%
Agricultural Products - 1.0%
Bunge Ltd.	128,935	6,882,550
Darling International, Inc. (a)	392,500	9,341,500
		16,224,050
Packaged Foods & Meats - 16.6%
B&G Foods, Inc. Class A (c)	159,000	2,633,040
Conagra Brands, Inc.	608,300	17,561,621
Danone SA	317,691	26,140,355
Freshpet, Inc. (a)	297,800	16,003,772
General Mills, Inc.	365,200	19,472,464
JBS SA	1,532,900	10,203,161
Kellogg Co.	131,200	8,543,744
Mondelez International, Inc.	912,658	47,951,051
Muyuan Foodstuff Co. Ltd. (A Shares)	411,100	5,074,118
SunOpta, Inc. (a)(c)	195,591	567,214
The J.M. Smucker Co.	196,600	20,660,694
The Kraft Heinz Co.	1,059,100	32,302,550
TreeHouse Foods, Inc. (a)(c)	320,459	15,667,241
Tyson Foods, Inc. Class A	314,800	28,297,372
Wens Foodstuffs Group Co. Ltd. (A Shares)	691,273	3,519,054
		254,597,451

TOTAL FOOD PRODUCTS		270,821,501

Household Products - 19.3%
Household Products - 19.3%
C&S Paper Co. Ltd. (A Shares)	4,028,497	7,389,688
Colgate-Palmolive Co.	311,980	21,158,484
Energizer Holdings, Inc. (c)	412,200	20,564,658
Essity AB Class B	729,100	22,916,779
Procter & Gamble Co.	1,246,050	152,092,861
Reckitt Benckiser Group PLC	35,659	2,799,206
Spectrum Brands Holdings, Inc. (c)	1,110,876	69,451,968
		296,373,644
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Ocado Group PLC (a)	346,800	5,942,843
The Honest Co., Inc. (a)(d)(e)	212,235	2,809,991
		8,752,834
Multiline Retail - 1.3%
General Merchandise Stores - 1.3%
Dollar General Corp.	34,100	5,365,976
Dollar Tree, Inc. (a)	155,700	14,240,322
		19,606,298
Personal Products - 9.2%
Personal Products - 9.2%
BellRing Brands, Inc. Class A (a)	191,336	3,832,460
Coty, Inc. Class A (c)	3,695,277	42,643,497
Edgewell Personal Care Co. (a)	886,891	27,635,524
Estee Lauder Companies, Inc. Class A	25,839	5,050,749
Herbalife Nutrition Ltd. (a)	51,194	2,334,958
Ontex Group NV	1,164,504	22,158,282
Unilever NV	630,230	37,494,254
		141,149,724
Tobacco - 12.0%
Tobacco - 12.0%
Altria Group, Inc.	1,837,245	91,311,077
Philip Morris International, Inc.	1,124,291	93,237,453
		184,548,530
TOTAL COMMON STOCKS
(Cost $1,259,324,744)		1,476,205,852

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.61% (f)	56,992,423	57,003,822
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	39,655,499	39,659,464
TOTAL MONEY MARKET FUNDS
(Cost $96,663,287)		96,663,286
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $1,355,988,031)		1,572,869,138
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(37,005,450)
NET ASSETS - 100%		$1,535,863,688

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,743,309 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,809,991 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,845
Fidelity Securities Lending Cash Central Fund	637,808
Total	$733,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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